Trade and Other Payables - Summary of Trade and Other Payables (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Trade And Other Current Payables [Abstract]
Trade payables	$ 2,425,617	$ 4,344,557
Accrued liabilities and other payables	2,773,043	3,757,436
Employee salaries and benefits payable	1,549,229	1,891,026
Trade and other payables	$ 6,747,889	$ 9,993,019